UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer          New York, New York              August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:   $676,811
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-10735                 ZLP Master Utility Fund, Ltd.

2.        28-10775                 ZLP Master Opportunity Fund, Ltd.

3.        28-11923                 ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4         COLUMN 5       COL 6    COL 7         COLUMN 8

                                                            MARKET
                                  TITLE OF       CUSIP      VALUE   SHRS OR   SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS         NUMBER     (x1000) PRN AMT   PRN CALL  DISCRTN   MNGRS  SOLE   SHARED     NONE
AMERICAN ELEC PWR INC            COM             025537101  12,455    309,600 SH         SHARED    1,2           309,600
ATLAS ENERGY RESOURCES LLC       COM             049303100  12,065    316,246 SH         SHARED     3            316,246
ATLAS PIPELINE HOLDINGS LP       COM UNITS LP    04939R108  13,588    405,606 SH         SHARED     3            405,606
ATLAS PIPELINE PARTNERS LP       UNIT L P INT    049392103  26,324    673,932 SH         SHARED     3            673,932
ATMOS ENERGY CORP                COM             049560105   7,687    278,801 SH         SHARED    1,2           278,801
BOARDWALK PIPELINE PARTNERS      UT LTD PARTNER  096627104   1,647     70,100 SH         SHARED     3             70,100
BREITBURN ENERGY PARTNERS LP     COM UT LTD PTN  106776107   3,502    161,921 SH         SHARED     3            161,921
BUCKEYE GP HOLDINGS LP           COM UNITS LP    118167105  20,128    890,231 SH         SHARED     3            890,231
CONOCOPHILLIPS                   COM             20825C104   1,416     15,000 SH         SHARED     2             15,000
CONSTELLATION ENERGY GROUP I     COM             210371100  22,824    278,002 SH         SHARED    1,2           278,002
COPANO ENERGY L L C              COM UNITS       217202100  30,114    892,264 SH         SHARED     3            892,264
EASTERN AMERN NAT GAS TR         SPERS RCT UNIT  276217106   5,554    180,103 SH         SHARED     3            180,103
EL PASO ELEC CO                  COM NEW         283677854   7,197    363,500 SH         SHARED    1,2           363,500
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN  29273V100  11,944    412,000 SH         SHARED     3            412,000
ENTERGY CORP NEW                 COM             29364G103  13,193    109,500 SH         SHARED    1,2           109,500
ENTERPRISE GP HLDGS L P          UNIT LP INT     293716106   3,414    113,500 SH         SHARED     3            113,500
EV ENERGY PARTNERS LP            COM UNITS       26926V107  12,897    444,348 SH         SHARED     3            444,348
EXELON CORP                      COM             30161N101  11,983    133,200 SH         SHARED    1,2           133,200
FIRSTENERGY CORP                 COM             337932107  14,408    175,000 SH         SHARED    1,2           175,000
GLOBAL PARTNERS LP               COM UNITS       37946R109   2,087    131,839 SH         SHARED     3            131,839
GOOGLE INC                       CL A            38259P508   2,632      5,000 SH         SHARED     2              5,000
GRAN TIERRA EN ERGY INC          COM             38500T101     246     30,900 SH         SHARED     2             30,900
GREAT PLAINS ENERGY INC          COM             391164100  23,508    929,900 SH         SHARED    1,2           929,900
HUGOTON RTY TR TEX               UNIT BEN INT    444717102   6,255    169,059 SH         SHARED     3            169,059
INTREPID POTASH INC              COM             46121Y102     460      7,000 SH         SHARED     2              7,000
KINDER MORGAN MANAGEMENT LLC     SHS             49455U100   1,083     20,104 SH         SHARED    2,3            20,104
LEHMAN BROS HLDGS INC            COM             524908100     693     35,000 SH         SHARED     2             35,000
LINN ENERGY LLC                  UNIT LTD LIAB   536020100  58,575  2,357,146 SH         SHARED     3          2,357,146
MAGELLAN MIDSTREAM HLDGS LP      COM LP INTS     55907R108   1,454     64,618 SH         SHARED     3             64,618
MARKWEST ENERGY PARTNERS L P     UNIT LTD PARTN  570759100  35,511    996,362 SH         SHARED     3            996,362
MARTIN MIDSTREAM PRTNRS L P      UNIT L P INT    573331105   3,892    118,663 SH         SHARED     3            118,663
MESA RTY TR                      UNIT BEN INT    590660106   1,481     17,950 SH         SHARED     3             17,950
MV OIL TR                        TR UNITS        553859109  15,661    544,733 SH         SHARED     3            544,733
NISOURCE INC                     COM             65473P105   3,665    204,500 SH         SHARED    1,2           204,500
NORTHEAST UTILS                  COM             664397106   4,851    190,000 SH         SHARED    1,2           190,000
NORTHWESTERN CORP                COM NEW         668074305  90,104  3,544,628 SH         SHARED    1,2         3,544,628
NUSTAR ENERGY LP                 UNIT COM        67058H102   2,532     53,420 SH         SHARED     3             53,420
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC  67059L102     349     16,100 SH         SHARED     3             16,100
OGE ENERGY CORP                  COM             670837103  21,310    672,020 SH         SHARED    1,2           672,020
ONEOK INC NEW                    COM             682680103   6,006    123,000 SH         SHARED    1,2           123,000
ONEOK PARTNERS LP                UNIT LTD PARTN  68268N103   2,201     39,366 SH         SHARED     3             39,366
ORMAT TECHNOLOGIES INC           COM             686688102     600     12,200 SH         SHARED     2             12,200
PEREGRINE PHARMACEUTICALS IN     COM             713661106     344    819,655 SH         SHARED     2            819,655
PICO HLDGS INC                   COM NEW         693366205   3,042     70,000 SH         SHARED     2             70,000
PLAINS ALL AMERN PIPELINE L      UNIT LTD PARTN  726503105  15,807    350,400 SH         SHARED     3            350,400
PUBLIC SVC ENTERPRISE GROUP      COM             744573106  28,628    623,300 SH         SHARED    1,2           623,300
SEMPRA ENERGY                    COM             816851109  15,524    275,000 SH         SHARED    1,2           275,000
SIERRA PAC RES NEW               COM             826428104   1,271    100,000 SH         SHARED    1,2           100,000
SOUTHERN UN CO NEW               COM             844030106  13,756    509,100 SH         SHARED    1,2           509,100
SPDR GOLD TRUST                  GOLD SHS        78463V107     229      2,500 SH         SHARED     2              2,500
SUBURBAN PROPANE PARTNERS L      UNIT LTD PARTN  864482104   5,574    145,804 SH         SHARED     3            145,804
SULPHCO INC                      COM             865378103   5,830  2,568,300 SH         SHARED     2          2,568,300
SUNOCO LOGISTICS PRTNRS L P      COM UNITS       86764L108   6,841    145,856 SH         SHARED     3            145,856
TARGA RESOURCES PARTNERS LP      COM UNIT        87611X105     346     15,010 SH         SHARED     3             15,010
TECO ENERGY INC                  COM             872375100   2,149    100,000 SH         SHARED    1,2           100,000
UNISOURCE ENERGY CORP            COM             909205106  31,312  1,009,727 SH         SHARED    1,2         1,009,727
UNITED STATES NATL GAS FUND      UNIT            912318102   2,719     43,175 SH         SHARED    2,3            43,175
WACHOVIA CORP NEW                COM             929903102     155     10,000 SH         SHARED     2             10,000
WESTAR ENERGY INC                COM             95709T100  15,917    740,000 SH         SHARED    1,2           740,000
WESTERN GAS PARTNERS LP          COM UNIT LP IN  958254104     781     46,344 SH         SHARED     3             46,344
WHITING USA TR I                 TR UNIT         966389108   2,239     96,511 SH         SHARED     3             96,511
WILLIAMS PIPELINE PARTNERS L     COM UNIT LP IN  96950K103   6,854    397,110 SH         SHARED     3            397,110

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